Accounts Receivable - Schedule of Movement of Allowance Against Expected Credit Losses (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement of Allowance Against Expected Credit Losses [Abstract]
Opening balance	¥ 26,660,972	¥ 14,315,654	¥ 1,852,816
Adjustment of opening balance due to adoption of ASU 2016-13			8,821,129
Provision of expected credit losses	3,382,480	12,345,318	4,031,265
Writing off accounts receivable			(389,556)
Ending balance	¥ 30,043,452	¥ 26,660,972	¥ 14,315,654